Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives

Note 11—Derivatives

Pacific Drilling is currently exposed to market risk from changes in interest rates. From time to time, we may enter into a variety of derivative financial instruments in connection with the management of our exposure to fluctuations in interest rates and to meet our debt covenant requirements. We do not enter into derivative transactions for speculative purposes; however, for accounting purposes, certain transactions may not meet the criteria for hedge accounting.

During 2011, we entered into an interest rate swaps to reduce the variability of future cash flows in the interest payments for the variable-rate debt under the Project Facilities Agreement. We designated the interest rate swaps as a cash flow hedges for accounting purposes. The interest rate swaps pay a fixed rate of interest and receive LIBOR. The fixed interest rate swap rates are 1.83%, 1.87%, 1.6% and 2.39% under the Bora Term Loan, Scirocco Term Loan, Mistral Term Loan and Santa Ana Term Loan, respectively. As of December 31, 2011, the notional amount hedges 100%, 95%, 83% and 100% of the total outstanding borrowings under the Bora Term Loan, Scirocco Term Loan, Mistral Term Loan and Santa Ana Term Loan, respectively. The interest rate swaps expire on October 31, 2015.

The table below provides data about the fair values of derivatives that are designated as hedge instruments as of December 31, 2011 and 2010:

Derivatives designated as hedging instruments	Derivative Liabilities Balance sheet location	December 31,
		2011	2010
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$20,466	$—
Long-term—Interest rate swaps	Other long-term liabilities	$30,769	$—

Total		$51,235	$—

As of December 31, 2011, the Company expects to reclassify a net loss of $15.7 million into earnings within the next twelve months.

The following table summarizes the cash flow hedge gains and losses and their locations on the consolidated balance sheet as of December 31, 2011 and 2010 and consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009:

Derivatives in cash flow hedging relationships	Amount of loss recognized in equity for the years ended December 31,		Amount of loss reclassified from accumulated OCI into income for the years ended December 31,			Amount recognized in income (ineffective portion and amount excluded from effectiveness testing) for the years ended December 31,
	2011	2010	2011	2010	2009	2011	2010	2009
	(In thousands)
Interest rate swaps	$(60,284)	$—	$1,802	$—	$—	$—	$—	$—

For the years ended December 31, 2011, there have been no ineffective amounts recognized in income resulting from our hedge effective measurements. There were no undesignated hedging derivative instruments as of December 31, 2011 and for the year ended December 31, 2011. The Company did not enter into or have outstanding derivative hedge instruments in 2010 and 2009.